Intangible Assets and Goodwill - Additional Information (Detail) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	€ 3,444,000
Fully amortised intangible assets	28,838,000	€ 7,058,000
Intangible assets other than goodwill	40,595,000 [1]	39,778,000
Additions of intangible assets pending of payment	706,000	555,000
Commitments for acquisition of intangible assets	193,000	551,000
Impairment losses on non current assets	€ 0	26,755,000
Bottom of Range
Disclosure of detailed information about intangible assets [line items]
Average remaining amortization term	3 years
Top of Range
Disclosure of detailed information about intangible assets [line items]
Average remaining amortization term	5 years
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 91,000	381,000
Impairment losses on non current assets		14,259,000
Customer Relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	1,624,000	1,777,000
Computer software
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	70,000	334,000
Intangible assets other than goodwill	6,009,000	6,227,000
Impairment losses on non current assets		2,761,000
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	3,374,000	8,435,000
Intangible assets other than goodwill	32,871,000	31,393,000
Impairment losses on non current assets		6,670,000
Internally generated [member] | Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 3,069,000	€ 7,402,000

[1]	Unaudited